Earnings Per Share - Diluted Earnings (Loss) per Share Computation (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
Weighted average number of common shares (basic) (in shares)	575.1	539.8
Dilutive effect of options (in shares)	1.6	0.7
Dilutive effect of share units (in shares)	5.0	5.4
Weighted average number of common shares (diluted) (in shares)	581.7	545.9
Diluted earnings (loss) per share (in dollars per share)	$ 1.14	$ 1.50